Net Defined Benefit Liabilities - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ 3,139	₩ 5,047	₩ 6,494
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	2,314,632	2,189,375
Interest income	55,902	39,858
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	(8,542)	(130)
Benefits paid	(287,419)	(271,506)
Employer contributions	401,358	325,818
Changes in scope of consolidation, etc.	2,212	31,217
Ending	₩ 2,478,143	₩ 2,314,632	₩ 2,189,375